Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Total long-term debt principal	¥ 4,023,196	¥ 4,059,434
Less-Deferred bond discounts	(216)	(330)
Long-term debt	4,022,980	4,059,104
Less-Current portion	(476,777)	(370,279)
Total long-term debt	3,546,203	3,688,825
Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Total long-term debt principal	3,405,335	3,541,524
Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Total long-term debt principal	617,861	517,910
Bonds | Debt Denominated In Japanese Yen | 0.15% - 2.06% coupon bonds due 2016 - 2031
Debt Instrument [Line Items]
Total long-term debt principal	1,465,959	1,700,969
Bonds | Debt Denominated In Japanese Yen | 1.00% floating rate bond due 2022
Debt Instrument [Line Items]
Total long-term debt principal	100	100
Secured Indebtedness to Financial Institutions | Debt Denominated In Japanese Yen | 0.51% (weighted average) loans due 2016 - 2029
Debt Instrument [Line Items]
Total long-term debt principal	38,782	49,408
Secured Indebtedness to Financial Institutions | Debt Denominated In Japanese Yen | 0.32% (weighted average) floating rate loans due 2016 - 2032
Debt Instrument [Line Items]
Total long-term debt principal	21,596	18,744
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Japanese Yen | 0.88% (weighted average) loans due 2016 - 2031
Debt Instrument [Line Items]
Total long-term debt principal	1,801,993	1,683,994
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Japanese Yen | 0.16% (weighted average) floating rate loans due 2016 - 2026
Debt Instrument [Line Items]
Total long-term debt principal	76,905	88,309
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Foreign Currencies | 1.05% (weighted average) U.S. dollar floating rate loans due 2016 - 2029
Debt Instrument [Line Items]
Total long-term debt principal	247,522	164,010
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Foreign Currencies | 0.91% (weighted average) U.K. pound floating rate loans due 2016 - 2018
Debt Instrument [Line Items]
Total long-term debt principal	16,530	17,987
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Foreign Currencies | 1.79% (weighted average) Euro loans due 2016 - 2025
Debt Instrument [Line Items]
Total long-term debt principal	53,308	50,084
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Foreign Currencies | 0.43% (weighted average) Euro floating rate loans due 2016 - 2027
Debt Instrument [Line Items]
Total long-term debt principal	31,527	16,701
Unsecured Indebtedness to Financial Institutions | Debt Denominated In Foreign Currencies | Other loans due 2016 - 2038
Debt Instrument [Line Items]
Total long-term debt principal	40,737	31,844
Notes | Debt Denominated In Foreign Currencies | 0.89% to 2.15% U.S. dollar notes due 2016 to 2020
Debt Instrument [Line Items]
Total long-term debt principal	205,701	213,250
Notes | Debt Denominated In Foreign Currencies | 1.08% floating rate U.S. dollar notes due 2019
Debt Instrument [Line Items]
Total long-term debt principal	¥ 22,536	¥ 24,034